Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Prepayments	€ 3,991,672	€ 1,507,753
Other assets	583,895	5,699
Total	€ 4,575,567	€ 1,513,452